Property and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Beginning balance		$ 4,248
Reductions
Ending balance		4,352		$ 4,248
Depreciated cost at ending balance		9,550		9,739
Leased systems [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance		5,198		5,491
System Components [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance		3,642		3,117
Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance		70		137
Right of use assets [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance		600		954
Office furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance		40		40
Leasehold improvements [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	[1]
Cost [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		13,655		11,428
Additions		4,788		5,566
Transfer to Leased systems
Reductions		(3,339)		(3,339)
Ending balance		13,655		13,655
Cost [Member] | Leased systems [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		8,151		6,369
Additions
Transfer to Leased systems		2,150		2,150
Reductions	[2]	(368)		(368)
Ending balance		8,151		8,151
Cost [Member] | System Components [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		3,117		2,717
Additions		5,521		5,521
Transfer to Leased systems		(2,150)		(2,150)
Reductions		(1,590)	[3]	(2,971)
Ending balance		3,117		3,117
Cost [Member] | Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		831		794
Additions		37		37
Transfer to Leased systems
Reductions
Ending balance		831		831
Cost [Member] | Right of use assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,414		1,414
Additions		48
Transfer to Leased systems
Reductions		(76)
Ending balance		1,386		1,414
Cost [Member] | Office furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance		90		82
Additions		8		8
Transfer to Leased systems
Reductions
Ending balance		90		90
Cost [Member] | Leasehold improvements [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		52		52
Additions
Transfer to Leased systems
Reductions
Ending balance		52		52
Accumulated depreciation [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		3,916		2,388
Additions		3,493		1,602
Reductions		(73)		(73)
Ending balance		3,916		3,916
Accumulated depreciation [Member] | Leased systems [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		2,660		1,679
Additions		1,054		1,054
Reductions		(73)		(73)
Ending balance		2,660		2,660
Accumulated depreciation [Member] | System Components [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions
Reductions
Ending balance
Accumulated depreciation [Member] | Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		694		613
Additions		81		81
Reductions
Ending balance		694		694
Accumulated depreciation [Member] | Right of use assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		460
Additions		326		460
Reductions
Ending balance		786		460
Accumulated depreciation [Member] | Office furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance		50		44
Additions		6		6
Reductions
Ending balance		50		50
Accumulated depreciation [Member] | Leasehold improvements [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		52		52
Additions
Reductions
Ending balance		$ 52		$ 52

[1]	Represents an amount lower than $1
[2]	Derived mainly from systems leased to customers and sold
[3]	Includes impairment charge of $1,061 for the year ended December 31, 2020.